LONG-TERM DEBT, NET (Deposit-Linked Loan) - Additional Information (Detail) $ in Thousands					12 Months Ended
	Mar. 04, 2013 USD ($)	Mar. 04, 2013 HKD	May 20, 2011 USD ($)	May 20, 2011 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 04, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	May 20, 2011 CNY (¥)	May 20, 2011 HKD
Long-Term Debt [Line Items]
Total long-term debt					$ 3,902,781	$ 2,533,460
Reclassification to earnings upon settlement of forward exchange rate contracts					0	0	$ 138
Prepayments of long-term debt					$ 262,563	$ 1,667,969	2,755
Deposit-Linked Loan [Member] | Secured Debt [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 353,278								HKD 2,748,500,000
RMB Bonds proceeds held as security deposit for Deposit-Linked Loan	$ 368,177		353,278					¥ 2,300,000,000		¥ 2,300,000,000
Maturity date					May 20, 2013
Minimum voluntary prepayments with 30 days' prior notice			$ 64,267	HKD 500,000,000
Interest rate per annum			2.88%							2.88%	2.88%
Forward exchange rate contracts amount			$ 8,000				4,000		¥ 25,845,867	¥ 52,325,000
Reclassification to earnings upon settlement of forward exchange rate contracts							$ 138
Prepayments of long-term debt	$ 353,278	HKD 2,748,500,000
Date of release of RMB Bonds proceeds held as security deposit for Deposit-Linked Loan					Mar. 04, 2013